UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway,  Ste. 2080, St. Louis, MO 63102

(Address of principal executive offices) (Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	05/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.27%

Aerospace/Defense - 0.95%
625	Lockheed Martin Corp.	117,625

Agricultural Chemicals - 0.35%
950	The Mosaic Co.	43,558

Apparel & Other Finished Products of Fabric - 8.11%
4,020	Columbia Sportswear Co.	225,321
340	G-III Apparel Group, Ltd. *	19,332
5,920	Hanesbrands, Inc.	188,611
1,740	Nike, Inc. Class-B	176,906
2,780	Under Armour, Inc. *	217,980
2,480	VF Corp.	174,666
		1,002,816
Application Software - 0.32%
715	Manhattan Associates, Inc. *	39,218

Banks - 0.70%
1,565	Morgan Stanley	59,783
610	Simmons First National Corp.	26,254
		86,037
Beverages - 6.37%
1,885	Anheuser-Busch InBev S.A.	227,256
780	Boston Beer Co., Inc. Class-A *	205,748
560	Brown Forman, Inc. Class-A	57,613
1,830	Constellation Brands, Inc.	215,739
1,060	Dr. Pepper Snapple Group, Inc.	81,238
		787,594
Biological Products (No Diagnostic Substances) - 3.88%
255	Amgen, Inc.	39,846
590	Biogen Idec, Inc. *	234,224
1,785	Gilead Sciences, Inc. *	200,402
830	IGI Laboratories, Inc. *	5,395
		479,867
Biotechnology - 0.24%
235	Monster Beverage Corp. *	29,911

Cable & Other Pay Television Services - 2.58%
385	Charter Communications, Inc. Class A *	68,923
955	Comcast Corp.	55,829
1,765	Walt Disney Co.	194,803
		319,555
Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.17%
300	Tree House Foods, Inc. *	21,399

Cement - 1.23%
1,820	Eagle Materials, Inc.	151,934

Cigarettes - 0.65%
1,570	Altria Group, Inc.	80,384

Crude Petroleum & Natural Gas - 0.88%
1,400	Diamondback Energy, Inc. *	108,934

Electromedical & Electrotherapeutic Apparatus - 0.35%
570	Medtronic, Inc.	43,502

Electronic Computers - 2.52%
1,965	Apple, Inc.	256,000
1,670	Super Micro Computer, Inc. *	55,878
		311,878
Engines & Turbines - 0.14%
125	Cummins, Inc.	16,944

Food & Kindred Products - 3.65%
1,600	Kraft Foods Group, Inc.	135,120
2,830	The Hain Celestial Group, Inc. *	179,054
2,850	The WhiteWave Food Co. *	136,886
		451,060
Footwear - 1.98%
2,000	Sketchers USA, Inc. *	211,740
1,150	Wolverine World Wide, Inc.	33,787
		245,527
General Industrial Machinery & Equipment - 0.56%
635	Zebra Technologies Corp. *	69,621

Glass Products, Made of Purchased Glass - 0.10%
235	Apogee Enterprises, Inc.	12,627

Home Furnishing - 0.37%
250	Whirlpool Corp.	46,063

Industrial Instruments for Measurement, Display & Control - 1.96%
1,660	Cognex Corp. *	83,780
4,205	MKS Instruments, Inc.	158,571
		242,351
Information & Delivery Services - 0.40%
300	FactSet Research Systems, Inc.	49,551

Insurance - 2.69%
720	Allstate Corp.	48,470
1,440	Berkshire Hathaway, Inc. Class-B *	205,920
40	Markel Corp. *	30,910
475	The Travelers Companies, Inc.	48,032
		333,332
Laboratory Analytical Instruments - 1.14%
685	Illumina, Inc. *	141,165

Lumber & Wood Products - 0.20%
1,360	Louisiana-Pacific Corp. *	24,602

Measuring & Controlling Devices, NEC - 0.85%
815	Thermo Fisher Scientific, Inc.	105,648

Miscellaneous Transportation Equipment - 1.24%
1,070	Polaris Industries, Inc.	153,064

Motor Vehicle Parts & Accessories - 0.42%
535	Gentherm, Inc. *	27,424
895	Lydall, Inc. *	24,532
		51,956
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.41%
385	Edwards Lifesciences Corp. *	50,327

Paper Mills - 1.13%
5,200	KapStone Paper & Packaging Corp. *	140,140

Paperboard Containers & Boxes - 1.01%
1,800	Packing Corporation of America	124,524

Pharmaceutical Preparations - 25.06%
1,325	Abbott Laboratories	64,395
1,155	Abbvie, Inc.	76,911
325	Actavis, Inc. *	99,713
3,985	Akorn, Inc. *	182,911
965	Alexion Pharmaceuticals, Inc. *	158,106
1,040	AMAG Pharmaceuticals, Inc. *	72,363
2,370	Ani Pharmaceuticals, Inc. *	119,401
725	Bristol-Myers Squibb Co.	46,835
1,405	Cambrex Corp. *	56,228
2,080	Celgene Corp. *	238,035
690	Eli Lilly & Co.	54,441
1,190	Horizon Pharma, Inc. *	38,592
3,210	INSYS Therapeutics, Inc. *	191,316
790	Jazz Pharmaceuticals Plc. (Ireland) *	141,686
3,400	Lannett Co., Inc. *	189,142
1,690	Mallinckrodt Plc. (Ireland) *	218,754
1,530	Medivation, Inc. *	202,037
640	Merck & Co., Inc.	38,970
1,650	Mylan, Inc. *	119,840
485	Novartis AG	49,824
1,075	Pacira Pharmaceuticals, Inc. *	84,076
130	Perrigo Co.	24,739
1,090	Pfizer, Inc.	37,877
320	Pharmacycles, Inc. *	83,600
540	Regereron Pharmaceuticals, Inc. *	276,782
120	Shire Plc.	31,218
760	Taro Pharmaceutical Industries Ltd. (Israel) *	113,012
160	United Therapeutics Corp. *	29,395
250	Valeant Pharmaceuticals International, Inc. *	59,693
		3,099,892
Railroads, Line-Haul Operating - 1.38%
680	Canadian Pacific Railway, Ltd.	112,003
585	Union Pacific Corp.	59,032
		171,035
Railroad Equipment - 1.01%
1,430	The Greenbrier Companies, Inc.	86,129
390	Westinghouse Air Brake Technologies Corp.	39,117
		125,246
Refrigeration & Service Industry Machine - 0.99%
1,125	Middleby Corp. *	122,288

Restaurants - 0.22%
45	Chipotle Mexican Grill, Inc. *	27,698

Retail-Catalog & Mail-Order Houses - 0.29%
1,450	Vipshop Holdings, Ltd. *	36,207

Retail-Drug Stores & Proprietary Stores - 1.58%
1,040	CVS Health Corp.	106,475
700	Kroger Co.	50,960
445	Walgreens Boot Alliance, Inc.	38,199
		195,634
Semiconductors & Related Devices - 4.01%
760	Ambarella, Inc. *	68,559
1,480	Avago Technologies Ltd. (Singapore)	219,144
315	NPX Semiconductors N.V. (Netherlands) *	35,359
228	Qorbo, Inc. *	18,730
945	Silicon Motion Technology Corp. ADR	33,510
1,105	Skyworks Solutions, Inc.	120,843
		496,145
Services-Business Services, NEC - 3.61%
260	Akamai Technologies, Inc. *	19,830
171	Alliance Data Systems Corp. *	50,963
165	Blackrock, Inc.	60,354
1,640	Envestnet, Inc. *	71,848
760	MasterCard, Inc.	70,118
60	Priceline Group, Inc. *	70,323
1,500	Visa, Inc.	103,020
		446,456
Services-Commercial Physical & Biological Research - 0.17%
1,045	Albany Molecular Research, Inc. *	21,057

Services-Computer Integrated Systems Design - 0.45%
435	Cerner Corp. *	29,271
980	VASCO Data Security International, Inc. *	26,107
		55,378
Services-Computer Programming Services - 0.20%
550	Synchronoss Technologies, Inc. *	24,222

Services-Computer Programming, Data Processing, Etc. - 2.01%
2,560	Facebook, Inc. *	202,726
85	Google, Inc. Class A *	46,352
		249,078
Services-Consumer Credit Reporting, Collection Agencies - 0.32%
365	Moody's Corp.	39,457

Services-Equipment Rental & Leasing - 0.20%
520	AerCap Holdings N.V. (Netherlands) *	25,085

Services-Medical Laboratories - 0.43%
450	Laboratory Corp. of America Holdings *	53,078

Services-Prepackaged Software - 0.63%
1,600	ACI Worldwide, Inc. *	38,096
910	Oracle Corp.	39,576
		77,672
Services-Medical Services - 3.47%
2,170	Acadia Healthcare Co., Inc. *	160,884
400	Centene Corp. *	30,136
280	Humana, Inc.	60,102
900	Icon, Plc. *	58,383
1,000	United Health Group, Inc.	120,210
		429,715
Services-Video Tape Rental - 1.26%
250	Netflix, Inc. *	156,015

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.42%
655	Proctor & Gamble Co.	51,345

Specialty Chemicals - 2.02%
1,420	Ecolab, Inc.	162,803
300	Sherwin Williams Co.	86,454
		249,257
Surgical & Medical Instruments & Apparatus - 0.45%
395	Becton, Dickinson & Co.	55,501

Telephone Communications (No Radio Telephone) - 1.68%
3,750	Level 3 Communications, Inc. *	208,050

Transportation Services - 0.20%
520	Providence Service Corp. *	24,991

Trucking (No Local) - 0.13%
460	ArcBest Corp.	15,727

Wholesale-Groceries & Related Products - 0.29%
335	Domino's Pizza, Inc.	36,401

Wholesale-Groceries & General Line - 0.24%
415	United Natural Foods, Inc. *	27,834

TOTAL FOR COMMON STOCKS (Cost $9,771,134) - 100.27%		$ 12,403,178

RIGHTS - 0.01%
42	Providence Service Corp. *	1,543

TOTAL FOR RIGHTS(Cost $0) - 0.01%		$ 1,543

TOTAL INVESTMENTS (Cost $9,771,134) - 100.28%		$ 12,404,721

LIABILITIES IN EXCESS OF OTHER ASSETS - (100.28%)		(35,483)

NET ASSETS - 100.00%		$ 12,369,238

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,771,134 amounted to $2,633,587, which consisted of aggregate gross unrealized appreciation of $2,786,771 and aggregate gross unrealized depreciation of $153,184.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,403,178	$0	$0	$12,403,178
Rights	$1,543	$0	$0	$1,543
Total	$12,404,721	$0	$0	$12,404,721

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

 Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/27/2015